UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09150

Industry Leaders® Fund
(Exact name of registrant as specified in charter)

104 Summit Ave PO Box 80 Summit, NJ		07902-0080
(Address of principal executive offices)		(Zip code)

Gerald P. Sullivan 104 Summit Ave PO Box 80 Summit, NJ 07902-0080
(Name and address of agent for service)

Registrant's telephone number, including area code:		(908) 273 5440

Date of fiscal year end:	6/30

Date of reporting period:	09/30/2009

ITEM 1.  SCHEDULE OF INVESTMENTS.

INDUSTRY LEADERS® FUND

Schedule of Investments — September 30, 2009 (unaudited)

Shares		Value

COMMON STOCKS - 99.83%
	Advertising - 0.21%
850	Omnicom Group, Inc.	$31,399

	Aerospace/Defense - 3.72%
3,330	General Dynamics Corp.	215,118
5,420	United Technologies Corp.	330,241
		545,359
	Agriculture - 2.60%
11,020	Archer-Daniels-Midland Co.	322,004
1,210	Philip Morris International, Inc.	58,975
		380,979
	Apparel - 0.67%
720	Nike, Inc. - Class B	46,584
720	VF Corp.	52,150
		98,734
	Auto Manufacturers - 0.15%
570	PACCAR, Inc.	21,495

	Banks - 12.84%
19,550	Bank of America Corp.	330,786
7,522	JP Morgan Chase & Co.	329,614
5,260	Morgan Stanley	162,429
11,390	The Bank of New York Mellon Corp.	330,196
1,780	The Goldman Sachs Group, Inc.	328,143
3,260	U.S. Bancorp	71,264
11,760	Wells Fargo & Co.	331,397
		1,883,829
	Beverages - 1.34%
3,660	The Coca-Cola Co.	196,542

	Biotechnology - 0.62%
1,510	Amgen, Inc. (a)	90,947

	Chemicals - 1.58%
1,730	Monsanto Co.	133,902
1,190	Praxair, Inc.	97,211
		231,113
	Commercial Services - 2.26%
4,790	VISA, Inc., Class A	331,037

	Computers - 3.05%
630	Apple, Inc. (a)	116,783
6,995	Hewlett-Packard Co.	330,234
		447,017
	Cosmetics/Personal Care - 1.99%
600	The Estee Lauder Cos., Inc.	22,248
4,650	The Procter & Gamble Co.	269,328
		291,576
	Electric - 3.19%
2,450	FPL Group, Inc.	135,313
10,500	Southern Co.	332,535
		467,848
	Electrical Components & Equipment - 0.97%
3,540	Emerson Electric Co.	141,883

	Engineering & Construction - 0.41%
1,180	Fluor Corp.	60,003

	Health Care Products - 4.02%
5,470	Johnson & Johnson	333,068
6,980	Medtronic, Inc.	256,864
		589,932
	Health Care Services - 2.06%
6,010	UnitedHealth Group, Inc.	150,490
3,190	Wellpoint, Inc. (a)	151,078
		301,568
	Insurance - 10.06%
2,820	ACE Ltd.	150,757
100	Berkshire Hathaway, Inc., Class B (a)	332,300
6,040	Loews Corp.	206,870
2,030	Manulife Financial Corp.	42,508
8,580	MetLife, Inc.	326,641
1,060	PartnerRe Ltd.	81,556
6,820	The Travelers Cos., Inc.	335,749
		1,476,381
	Internet - 1.55%
460	Google, Inc. (a)	228,091

	Iron/Steel - 0.35%
1,080	Nucor Corp.	50,771

	Machinery-Construction & Mining - 0.81%
2,320	Caterpillar, Inc.	119,086

	Machinery-Diversified - 0.82%
2,820	Deere & Co.	121,034

	Media - 3.00%
950	The McGraw-Hill Cos., Inc.	23,883
12,030	The Walt Disney Co.	330,344
2,540	Thomson Reuters Corp.	85,268
		439,495
	Mining - 1.07%
4,140	Barrick Gold Corp.	156,906

	Miscellaneous Manufacturing - 2.78%
19,955	General Electric Co.	327,661
1,240	Illinois Tool Works, Inc.	52,960
1,440	Leggett & Platt, Inc.	27,936
		408,557
	Oil & Gas - 9.36%
1,936	Apache Corp.	177,783
4,708	Chevron Corp.	331,584
7,360	ConocoPhillips Co.	332,378
4,838	Exxon Mobil Corp.	331,935
2,550	Occidental Petroleum Corp.	199,920
		1,373,600
	Oil & Gas Services - 2.78%
1,840	National Oilwell Varco, Inc. (a)	79,359
5,510	Schlumberger Ltd.	328,396
		407,755
	Pharmaceuticals - 5.12%
1,770	Abbott Laboratories	87,562
10,520	Merck & Co., Inc.	332,748

See accompanying Notes to Schedule of Investments.

Shares		Value

	Pharmaceuticals - (continued)
20,010	Pfizer, Inc.	$331,165
		751,475
	Pipelines - 1.12%
4,220	Enbridge, Inc.	163,736

	Retail - 6.15%
6,690	Lowe’s Cos., Inc.	140,089
1,760	McDonald’s Corp.	100,443
2,360	Target Corp.	110,165
6,765	Wal-Mart Stores, Inc.	332,094
5,840	Walgreen Co.	218,825
		901,616
	Semiconductors - 2.31%
3,600	Applied Materials, Inc.	48,240
14,850	Intel Corp.	290,614
		338,854
	Software - 3.11%
12,820	Microsoft Corp.	331,910
5,965	Oracle Corp.	124,311
		456,221
	Telecommunications - 6.43%
12,290	AT&T, Inc.	331,953
13,420	Cisco Systems, Inc. (a)	315,907
9,760	Verizon Communications, Inc.	295,435
		943,295
	Textiles - 0.53%
2,560	Cintas Corp.	77,594

	Transportation - 0.80%
2,075	United Parcel Service, Inc., Class B	117,175

	Total Common Stocks (Cost $15,077,129)	14,642,903

	Total Investments - 99.83% (Cost $15,077,129) (b)	14,642,903

	Other Assets Net of Liabilities - 0.17%	25,526

	Net Assets - 100.00%	$14,668,429

(a)	Non-income producing security.
(b)	Aggregate cost for federal income tax purposes is $15,077,129.

	Gross unrealized appreciation	$873,746
	Gross unrealized depreciation	(1,307,972)
	Net unrealized depreciation	$(434,226)

See accompanying Notes to Schedule of Investments.

Industry Leaders Fund

Notes to the Schedule of Investments

September 30, 2009

(unaudited)

A.	Securities Valuation:

Securities Valuation - The Fund’s investments are valued bases on the last reported sales price on the day of valuation. When reliable market quotations are not readily available for any security, the value of that security will be based on its “fair value” by the committee (“Pricing Committee”) established by the Fund’s Procedures for Determining Net Asset Value. The members of the Pricing Committee are appointed by, and the Pricing Committee reports directly to, the Fund’s Board of Trustees. The fair valuation process is designed to value the subject security at the price the Fund would resonably expect to receive upon its current sale. Fair value pricing may be employed, for example, if the value of a security held by the Fund has been materially affected by an event that occurs after the close of the market in which the security is traded, in the event of a trading halt in a security for which market quotations are normally available or with respect to securities that are deemed illiquid. When this fair value pricing method is employed, the prices of securities used in the daily computation of the Fund’s NAV per share may differ from quoted or published prices for the same securities. Additionally, security valuations determined in accordance with the fair value pricing method may not fluctuate on a daily basis, as would likely occur in the case of securities for which market quotations are readily available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued based on market quotations. As of September 30, 2009, there was no securities being fair valued.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

•                  Level 1 - quoted prices in active markets for identical securities

•                  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investingin those securities. Summary of inputs used to value the Fund’s net assets as of September 30, 2009 is as follows:

	Total Market Value at 09/30/09	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$14,642,903	$14,642,903	$—	$—

*Please refer to Schedule of Investments for industry breakdown.

For more information with regards to significant accounting policies, see the most recent annual report filed with the Securities and Exchanged Commission.

ITEM 2.  CONTROLS AND PROCEDURES.

a.

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INDUSTRY LEADERS FUND

By:	/S/ Gerald P. Sullivan

Gerald P. Sullivan
President

Date:	November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ GERALD P. SULLIVAN

Gerald P. Sullivan
Chief Financial Officer

Date:	November 23, 2009

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.